MANAGEMENT OF FINANCIAL RISK - FINANCIAL DEBT WITH THIRD PARTY (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [abstract]
Secured bank loans received	$ 505,611,000	$ 501,922,000
Super Senior Credit Facility	30,038,000	0
Notes and debentures issued	0	0
Unsecured bank loans received	39,475,000	23,928,000
Finance lease liabilities	152,699,000	194,765,000	$ 184,099,000
Cash and cash equivalents	208,994,000	124,706,000		$ 133,526,000	$ 141,762,000
Net debt	$ 518,829,000	$ 595,909,000